UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [X];  Amendment Number: 1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  100 South Bedford Rd.
          Mt. Kisco, NY  10549

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
---------------------
Edward E. Mattner        New York, New York        02/14/06
[Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $1,362,762
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.  Form 13F File Number       Name



                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP



  COLUMN 1        COLUMN 2  COLUMN 3      COLUMN 4           COLUMN 5               COLUMN 6   COLUMN 7             COLUMN 8

                                                                                                                Voting Authority
NAME OF ISSUER   TITLE OF    CUSIP         VALUE      SHRS OR     SH/     PUT/     INVESTMENT   OTHER
                   CLASS                  (x$1000)    PRN AMT     PN      CALL     DISCRETION  MANAGER       SOLE     SHARED    NONE


ADVENTRX PHARM    COM      00764X103       11,762    3,459,459    SH                  Sole       n/a      3,459,459
INC


BLOCKBUSTER INC   CL A     093679108       43,640    9,187,280    SH                  Sole       n/a      9,187,280


BLOCKBUSTER INC   CL B     093679207       19,949    4,452,905    SH                  Sole       n/a      4,452,905


FAIRMONT HOTELS   COM      305204109       73,628    2,203,100    SH                  Sole       n/a      2,203,100
INC


KERR MCGEE CORP   COM      492386107      473,799    4,878,990    SH                  Sole       n/a      4,878,990


LEXAR MEDIA CORP  COM      52886P104       15,624    2,441,300    SH                  Sole       n/a      2,441,300


MORGAN STANLEY    CALL     617446908       48,007      890,000    SH      CALL        Sole       n/a        890,000


PIONEER NAT RES   COM      723787107       40,825      743,350    SH                  Sole       n/a        743,350
CO


TELIK INC         COM      87959M109       17,437    1,065,817    SH                  Sole       n/a      1,065,817


TEMPLE INLAND     COM      879868107      163,339    3,998,505    SH                  Sole       n/a      3,998,505
INC


TIME WARNER INC   COM      887317105       91,510    5,053,000    SH                  Sole       n/a      5,053,000


TIME WARNER INC   CALL     887317905      260,275   14,371,900    SH      CALL        Sole       n/a     14,371,900


TRANSKARYOTIC     COM      893735100       53,502    1,445,996    SH                  Sole       n/a      1,445,996
THERAPIES


UNUMPROVIDENT     COM      91529Y106       38,898    1,897,440    SH                  Sole       n/a      1,897,440
CORP


WALTER            COM      93317Q105       10,567      216,000    SH                  Sole       n/a        216,000
INDUSTRIES


                           Total:       1,362,762
